AST MFS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 88.2%
Common Stocks — 69.9%
Aerospace & Defense — 1.0%
BAE Systems PLC (United Kingdom)	31,605	$298,259
Dassault Aviation SA (France)	2,244	355,311
General Dynamics Corp.	3,158	761,646
Howmet Aerospace, Inc.	58,930	2,117,944
L3Harris Technologies, Inc.	4,825	1,198,868
Lockheed Martin Corp.	1,236	545,570
MTU Aero Engines AG (Germany)	2,044	474,396
Northrop Grumman Corp.	6,882	3,077,768
Raytheon Technologies Corp.	15,138	1,499,722
Rolls-Royce Holdings PLC (United Kingdom)*	275,460	365,354
Safran SA (France)	2,311	272,066
		10,966,904
Airlines — 0.2%
Alaska Air Group, Inc.*	7,888	457,583
Delta Air Lines, Inc.*	13,304	526,439
JetBlue Airways Corp.*	34,789	520,096
Ryanair Holdings PLC (Ireland), ADR*	8,111	706,630
		2,210,748
Auto Components — 0.4%
Aptiv PLC*	8,150	975,637
Bridgestone Corp. (Japan)	7,800	301,822
Cie Generale des Etablissements Michelin SCA (France)	1,544	209,071
Continental AG (Germany)*	9,688	694,898
Koito Manufacturing Co. Ltd. (Japan)	24,200	974,492
Lear Corp.	3,959	564,514
Magna International, Inc. (Canada)	2,925	188,107
Stoneridge, Inc.*	5,140	106,706
Visteon Corp.*	5,856	639,065
Vitesco Technologies Group AG (Germany)*	1,001	39,560
		4,693,872
Automobiles — 0.1%
Hero MotoCorp Ltd. (India)	8,952	270,340
Mahindra & Mahindra Ltd. (India)	54,082	574,107
		844,447
Banks — 3.5%
AIB Group PLC (Ireland)(a)	151,898	336,679
Bank of Hawaii Corp.(a)	5,006	420,104
Bank of Ireland Group PLC (Ireland)*	87,756	557,264
Barclays PLC (United Kingdom)	637,725	1,238,967
BNP Paribas SA (France)	36,869	2,103,864
Brookline Bancorp, Inc.	22,734	359,652
Cathay General Bancorp	11,529	515,923
China Construction Bank Corp. (China) (Class H Stock)	603,000	450,936
Citigroup, Inc.	27,002	1,441,907
Comerica, Inc.	7,957	719,552
Credicorp Ltd. (Peru)(a)	7,348	1,262,901
DBS Group Holdings Ltd. (Singapore)	27,500	722,044
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
E.Sun Financial Holding Co. Ltd. (Taiwan)	61,099	$70,235
East West Bancorp, Inc.	11,039	872,302
Emirates NBD Bank PJSC (United Arab Emirates)	50,451	205,306
Erste Group Bank AG (Austria)	5,972	217,322
First Hawaiian, Inc.	14,806	412,939
First Interstate BancSystem, Inc. (Class A Stock)	19,648	722,457
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	39,014	293,870
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	148,058	309,664
Hanmi Financial Corp.	11,664	287,051
HDFC Bank Ltd. (India)	129,407	2,498,898
JPMorgan Chase & Co.	37,609	5,126,859
KBC Group NV (Belgium)	5,984	430,039
KeyCorp	35,781	800,779
Komercni Banka A/S (Czech Republic)	6,736	260,236
Lakeland Financial Corp.	314	22,922
Mitsubishi UFJ Financial Group, Inc. (Japan)	237,600	1,461,931
NatWest Group PLC (United Kingdom)	659,338	1,858,383
PNC Financial Services Group, Inc. (The)	9,814	1,810,192
Prosperity Bancshares, Inc.(a)	19,634	1,362,207
Resona Holdings, Inc. (Japan)	59,000	251,469
Sandy Spring Bancorp, Inc.	5,168	232,147
Sberbank of Russia PJSC (Russia)^	282,099	28
Signature Bank	3,079	903,656
SVB Financial Group*	1,058	591,898
Texas Capital Bancshares, Inc.*	3,816	218,695
Tisco Financial Group PCL (Thailand)	135,600	408,950
Toronto-Dominion Bank (The) (Canada)	18,419	1,461,409
Truist Financial Corp.	23,556	1,335,625
U.S. Bancorp	12,381	658,050
UMB Financial Corp.	4,605	447,422
Umpqua Holdings Corp.	59,558	1,123,264
United Community Banks, Inc.	7,583	263,888
Wintrust Financial Corp.	8,108	753,476
Zions Bancorp NA	19,870	1,302,677
		39,106,039
Beverages — 0.9%
Ambev SA (Brazil), ADR(a)	105,004	339,163
China Resources Beer Holdings Co. Ltd. (China)	82,000	499,609
Coca-Cola Europacific Partners PLC (United Kingdom)	10,838	526,835
Constellation Brands, Inc. (Class A Stock)	1,193	274,772
Diageo PLC (United Kingdom)	91,403	4,627,643
Duckhorn Portfolio, Inc. (The)*	13,649	248,275
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	7,400	156,639
Kirin Holdings Co. Ltd. (Japan)	19,700	294,383
A1

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	2,200	$591,418
PepsiCo, Inc.	10,968	1,835,824
Pernod Ricard SA (France)	4,139	908,667
		10,303,228
Biotechnology — 0.3%
Abcam PLC (United Kingdom)*	15,349	277,332
Allovir, Inc.*	6,289	42,451
Alnylam Pharmaceuticals, Inc.*	1,613	263,387
Annexon, Inc.*	6,063	16,552
Ascendis Pharma A/S (Denmark), ADR*(a)	4,360	511,690
BioAtla, Inc.*	4,002	20,010
Bioxcel Therapeutics, Inc.*	3,441	71,951
Burning Rock Biotech Ltd. (China), ADR*	10,366	96,300
Hugel, Inc. (South Korea)*	2,687	307,530
Immunocore Holdings PLC (United Kingdom), ADR*	2,765	82,673
Lyell Immunopharma, Inc.*(a)	8,076	40,784
Neurocrine Biosciences, Inc.*	1,731	162,281
Prelude Therapeutics, Inc.*	3,863	26,655
Recursion Pharmaceuticals, Inc. (Class A Stock)*(a)	10,671	76,404
Sana Biotechnology, Inc.*(a)	6,156	50,849
SpringWorks Therapeutics, Inc.*	3,277	184,954
Turning Point Therapeutics, Inc.*	2,914	78,241
Twist Bioscience Corp.*	2,154	106,364
Vertex Pharmaceuticals, Inc.*	5,343	1,394,363
		3,810,771
Building Products — 1.1%
Advanced Drainage Systems, Inc.	3,055	362,965
Armstrong World Industries, Inc.	3,963	356,710
Assa Abloy AB (Sweden) (Class B Stock)	19,396	523,985
AZEK Co., Inc. (The)*	46,142	1,146,167
Builders FirstSource, Inc.*	18,725	1,208,512
Daikin Industries Ltd. (Japan)	6,200	1,127,664
Fortune Brands Home & Security, Inc.	6,968	517,583
Johnson Controls International PLC	56,957	3,734,670
Masco Corp.	31,727	1,618,077
Trane Technologies PLC	7,164	1,093,943
Trex Co., Inc.*	2,327	152,023
		11,842,299
Capital Markets — 3.2%
B3 SA - Brasil Bolsa Balcao (Brazil)	168,600	555,620
BlackRock, Inc.	2,260	1,727,024
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	8,619	487,294
Cboe Global Markets, Inc.	4,920	562,946
Charles Schwab Corp. (The)	27,611	2,327,883
CME Group, Inc.	6,779	1,612,453
Deutsche Boerse AG (Germany)	6,988	1,254,249
Euronext NV (Netherlands), 144A	7,450	677,405
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Focus Financial Partners, Inc. (Class A Stock)*	8,193	$374,748
GCM Grosvenor, Inc. (Class A Stock)	23,854	231,622
Goldman Sachs Group, Inc. (The)	3,736	1,233,254
Hamilton Lane, Inc. (Class A Stock)	6,462	499,448
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	12,200	572,534
IG Group Holdings PLC (United Kingdom)	39,518	423,189
Invesco Ltd.	20,226	466,412
Julius Baer Group Ltd. (Switzerland)	14,124	817,655
KKR & Co., Inc.	11,044	645,743
London Stock Exchange Group PLC (United Kingdom)	10,323	1,083,262
Macquarie Group Ltd. (Australia)	4,031	606,519
Moody’s Corp.	2,515	848,586
Morgan Stanley	30,281	2,646,559
Morningstar, Inc.	2,104	574,750
Moscow Exchange MICEX-RTS PJSC (Russia)^	371,331	1
MSCI, Inc.	8,814	4,432,384
Nasdaq, Inc.	19,574	3,488,087
Northern Trust Corp.	9,261	1,078,443
Open Lending Corp. (Class A Stock)*	21,175	400,419
Raymond James Financial, Inc.	9,694	1,065,468
S&P Global, Inc.	684	280,563
St. James’s Place PLC (United Kingdom)	40,104	759,221
State Street Corp.	6,668	580,916
TPG, Inc.*(a)	13,625	410,658
Tradeweb Markets, Inc. (Class A Stock)	8,502	747,071
UBS Group AG (Switzerland)	118,658	2,317,392
WisdomTree Investments, Inc.(a)	57,907	339,914
		36,129,692
Chemicals — 2.5%
Air Liquide SA (France)	4,726	826,535
Air Products & Chemicals, Inc.	2,126	531,309
Akzo Nobel NV (Netherlands)	10,511	906,626
Ashland Global Holdings, Inc.(a)	6,908	679,816
Avient Corp.	8,691	417,168
Axalta Coating Systems Ltd.*	64,705	1,590,449
Celanese Corp.	5,003	714,779
Corteva, Inc.	17,510	1,006,475
Croda International PLC (United Kingdom)	6,333	656,005
Diversey Holdings Ltd.*(a)	47,999	363,352
DuPont de Nemours, Inc.	36,259	2,667,937
Eastman Chemical Co.	9,307	1,042,942
Element Solutions, Inc.	43,661	956,176
FMC Corp.	4,032	530,490
Ingevity Corp.*	6,047	387,431
International Flavors & Fragrances, Inc.	6,446	846,553
Kansai Paint Co. Ltd. (Japan)	12,200	195,946
Linde PLC (United Kingdom)	11,797	3,767,497
Nitto Denko Corp. (Japan)	15,000	1,075,630
PPG Industries, Inc.	12,113	1,587,651
PTT Global Chemical PCL (Thailand)	200,200	304,052

A2

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Scotts Miracle-Gro Co. (The)(a)	4,060	$499,218
Sherwin-Williams Co. (The)	12,587	3,141,967
Sika AG (Switzerland)	3,413	1,128,627
Symrise AG (Germany)	8,455	1,014,327
UPL Ltd. (India)	95,680	969,781
		27,808,739
Commercial Services & Supplies — 0.6%
ACV Auctions, Inc. (Class A Stock)*	30,263	448,195
Boyd Group Services, Inc. (Canada)	1,820	241,041
Copart, Inc.*	9,339	1,171,764
GFL Environmental, Inc. (Canada)	23,464	763,519
Republic Services, Inc.	5,927	785,328
Ritchie Bros. Auctioneers, Inc. (Canada) (NYSE)(a)	8,015	473,125
Ritchie Bros. Auctioneers, Inc. (Canada) (XTSE)	14,845	876,819
Secom Co. Ltd. (Japan)	6,300	456,864
Waste Connections, Inc.	9,886	1,381,074
		6,597,729
Communications Equipment — 0.1%
Motorola Solutions, Inc.	3,840	930,048
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	32,601	297,150
VTech Holdings Ltd. (Hong Kong)	29,900	217,318
		1,444,516
Construction & Engineering — 0.1%
API Group Corp.*	11,181	235,136
Quanta Services, Inc.	4,004	526,967
		762,103
Construction Materials — 0.4%
Vulcan Materials Co.	22,684	4,167,051
Consumer Finance — 0.5%
AEON Financial Service Co. Ltd. (Japan)	14,500	142,706
American Express Co.	14,148	2,645,676
Discover Financial Services	6,799	749,182
Encore Capital Group, Inc.*(a)	4,825	302,672
Muthoot Finance Ltd. (India)	4,696	82,311
SLM Corp.	76,577	1,405,954
		5,328,501
Containers & Packaging — 0.5%
Ardagh Metal Packaging SA*(a)	38,252	310,989
Ball Corp.	10,682	961,380
Berry Global Group, Inc.*	19,165	1,110,803
Crown Holdings, Inc.	6,420	803,078
Graphic Packaging Holding Co.	60,240	1,207,210
Pactiv Evergreen, Inc.	19,254	193,695
Silgan Holdings, Inc.	8,539	394,758
TriMas Corp.	11,133	357,258
Westrock Co.	13,977	657,338
		5,996,509
	Shares	Value
Common Stocks (continued)
Distributors — 0.3%
Funko, Inc. (Class A Stock)*	9,190	$158,528
LKQ Corp.	46,642	2,118,013
Pool Corp.	3,724	1,574,693
		3,851,234
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.*	16,652	2,209,554
European Wax Center, Inc. (Class A Stock)*	4,762	140,765
Grand Canyon Education, Inc.*(a)	9,155	889,042
New Oriental Education & Technology Group, Inc. (China), ADR*	29,892	34,376
		3,273,737
Diversified Financial Services — 0.3%
Altimeter Growth Corp. 2 (Class A Stock)*	14,555	142,930
Apollo Global Management, Inc.	17,098	1,059,905
Catalyst Partners Acquisition Corp., UTS*	10,096	101,970
Dragoneer Growth Opportunities Corp.*	3,396	37,492
Element Fleet Management Corp. (Canada)	115,089	1,113,928
Equitable Holdings, Inc.	28,639	885,231
Voya Financial, Inc.(a)	6,970	462,459
		3,803,915
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA (Spain), 144A	28,006	1,346,313
Helios Towers PLC (Tanzania)*(a)	434,365	657,683
Hellenic Telecommunications Organization SA (Greece)	44,161	799,035
Telkom Indonesia Persero Tbk PT (Indonesia)	920,900	292,799
		3,095,830
Electric Utilities — 1.2%
American Electric Power Co., Inc.	11,421	1,139,473
CLP Holdings Ltd. (Hong Kong)	31,000	302,013
Duke Energy Corp.	26,719	2,983,444
Edison International	8,032	563,043
Eversource Energy	7,992	704,814
Iberdrola SA (Spain)	154,754	1,690,644
NextEra Energy, Inc.	4,252	360,187
Orsted A/S (Denmark), 144A	2,005	252,183
PG&E Corp.*	100,639	1,201,630
Pinnacle West Capital Corp.(a)	9,745	761,084
Portland General Electric Co.	9,469	522,215
Southern Co. (The)	33,288	2,413,713
Xcel Energy, Inc.	8,094	584,144
		13,478,587
Electrical Equipment — 1.3%
AMETEK, Inc.	23,744	3,162,226
Eaton Corp. PLC	19,251	2,921,532
Generac Holdings, Inc.*	288	85,611

A3

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Legrand SA (France)	6,721	$638,849
nVent Electric PLC	11,330	394,058
Prysmian SpA (Italy)	14,295	485,924
Regal Rexnord Corp.	7,649	1,138,018
Schneider Electric SE	25,278	4,244,195
Sensata Technologies Holding PLC*	23,872	1,213,891
Shoals Technologies Group, Inc. (Class A Stock)*(a)	14,998	255,566
Vertiv Holdings Co.	17,350	242,900
		14,782,770
Electronic Equipment, Instruments & Components — 0.7%
Advanced Energy Industries, Inc.	6,230	536,278
Corning, Inc.	18,314	675,970
Delta Electronics, Inc. (Taiwan)	78,000	728,090
Hon Hai Precision Industry Co. Ltd. (Taiwan)	157,000	578,408
Kyocera Corp. (Japan)	11,400	638,831
Littelfuse, Inc.	3,979	992,402
Methode Electronics, Inc.	15,484	669,683
Plexus Corp.*	5,546	453,718
Softchoice Corp. (Canada)	16,709	377,712
TE Connectivity Ltd. (Switzerland)	7,098	929,696
Yokogawa Electric Corp. (Japan)	13,100	223,685
Zebra Technologies Corp. (Class A Stock)*	2,081	860,910
		7,665,383
Energy Equipment & Services — 0.1%
ChampionX Corp.*	20,316	497,335
Expro Group Holdings NV*(a)	17,365	308,750
Halliburton Co.	15,094	571,610
Helmerich & Payne, Inc.	4,845	207,269
		1,584,964
Entertainment — 0.7%
Activision Blizzard, Inc.	5,945	476,254
Electronic Arts, Inc.	16,829	2,129,037
IMAX Corp.*	13,232	250,482
Kingsoft Corp. Ltd. (China)	38,200	121,925
Manchester United PLC (United Kingdom) (Class A Stock)(a)	25,975	375,858
NetEase, Inc. (China), ADR	13,225	1,186,150
Netflix, Inc.*	3,054	1,143,998
Nintendo Co. Ltd. (Japan)	400	201,387
ROBLOX Corp. (Class A Stock)*(a)	6,381	295,057
Take-Two Interactive Software, Inc.*(a)	8,574	1,318,167
Warner Music Group Corp. (Class A Stock)	13,001	492,088
		7,990,403
Equity Real Estate Investment Trusts (REITs) — 5.3%
Advance Residence Investment Corp. (Japan)	263	744,735
Alexandria Real Estate Equities, Inc.(a)	5,547	1,116,334
Allied Properties Real Estate Investment Trust (Canada)	11,594	432,451
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Homes 4 Rent (Class A Stock)	40,641	$1,626,859
American Tower Corp.	5,853	1,470,391
AvalonBay Communities, Inc.	6,432	1,597,516
Big Yellow Group PLC (United Kingdom)	62,386	1,265,681
Boston Properties, Inc.	8,811	1,134,857
Brixmor Property Group, Inc.	76,770	1,981,434
Broadstone Net Lease, Inc.(a)	17,505	381,259
Douglas Emmett, Inc.	21,805	728,723
Embassy Office Parks REIT (India)	105,372	516,423
Empire State Realty Trust, Inc. (Class A Stock)(a)	29,403	288,737
Equinix, Inc.	3,733	2,768,467
Equity LifeStyle Properties, Inc.	17,471	1,336,182
Extra Space Storage, Inc.	18,153	3,732,257
Fibra Uno Administracion SA de CV (Mexico)	416,570	487,988
Goodman Group (Australia)	92,325	1,567,360
Granite Real Estate Investment Trust (Canada)	14,352	1,106,464
Host Hotels & Resorts, Inc.(a)	94,796	1,841,886
Industrial Logistics Properties Trust(a)	15,312	347,123
Innovative Industrial Properties, Inc.	1,562	320,835
Japan Logistics Fund, Inc. (Japan)	233	608,377
Life Storage, Inc.	10,426	1,464,123
LXP Industrial Trust	11,288	177,222
Mapletree Logistics Trust (Singapore)	294,418	400,529
Mid-America Apartment Communities, Inc.	11,308	2,368,461
National Retail Properties, Inc.	20,177	906,754
National Storage Affiliates Trust	4,508	282,922
National Storage REIT (Australia)	497,578	1,000,443
Parkway Life Real Estate Investment Trust (Singapore)	28,200	97,628
Phillips Edison & Co., Inc.(a)	39,990	1,375,256
Prologis, Inc.	27,736	4,478,809
Public Storage	1,499	585,030
Rayonier, Inc.	29,766	1,223,978
Rural Funds Group (Australia)	28,844	63,045
SBA Communications Corp.	4,971	1,710,521
Shaftesbury PLC (United Kingdom)	122,955	996,282
Simon Property Group, Inc.	13,721	1,805,135
Spirit Realty Capital, Inc.	8,161	375,569
STAG Industrial, Inc.	40,023	1,654,951
Star Asia Investment Corp. (Japan)	634	322,455
STORE Capital Corp.	16,902	494,045
Sun Communities, Inc.(a)	12,369	2,168,162
UNITE Group PLC (The) (United Kingdom)	28,045	425,228
Urban Edge Properties(a)	43,310	827,221
VICI Properties, Inc.	69,794	1,986,337
Warehouses De Pauw CVA (Belgium)	28,892	1,250,084
Welltower, Inc.	13,998	1,345,768
Weyerhaeuser Co.	27,006	1,023,527
WP Carey, Inc.	8,072	652,541
		58,864,365

A4

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 0.3%
Albertson’s Cos., Inc. (Class A Stock)(a)	24,703	$821,375
BIM Birlesik Magazalar A/S (Turkey)	58,572	337,672
Ocado Group PLC (United Kingdom)*	10,152	155,626
Performance Food Group Co.*(a)	8,415	428,408
Sugi Holdings Co. Ltd. (Japan)	6,600	327,093
Tesco PLC (United Kingdom)	150,581	545,057
Wal-Mart de Mexico SAB de CV (Mexico)	179,319	734,856
Walmart, Inc.	2,177	324,199
		3,674,286
Food Products — 1.1%
Archer-Daniels-Midland Co.	5,356	483,432
Danone SA (France)	12,327	681,689
Gruma SAB de CV (Mexico) (Class B Stock)	31,813	398,886
Hostess Brands, Inc.*	21,465	470,942
Ingredion, Inc.(a)	7,184	626,086
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	97,400	563,041
J.M. Smucker Co. (The)	4,358	590,117
Kellogg Co.(a)	10,101	651,413
Mondelez International, Inc. (Class A Stock)	5,666	355,711
Nestle SA (Switzerland)	49,390	6,412,644
Nomad Foods Ltd. (United Kingdom)*(a)	19,582	442,162
Oatly Group AB, ADR*(a)	33,810	169,388
Orion Corp. (South Korea)	5,550	404,893
Tingyi Cayman Islands Holding Corp. (China)	144,000	242,163
		12,492,567
Gas Utilities — 0.2%
APA Group (Australia)	27,457	218,032
Atmos Energy Corp.(a)	3,343	399,455
China Resources Gas Group Ltd. (China)	275,000	1,161,491
New Jersey Resources Corp.	9,551	438,009
ONE Gas, Inc.(a)	4,146	365,843
		2,582,830
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	30,013	3,552,339
Alcon, Inc. (Switzerland)	1,812	143,533
Align Technology, Inc.*	1,745	760,820
Becton, Dickinson & Co.	3,368	895,888
Boston Scientific Corp.*	72,903	3,228,874
ConvaTec Group PLC (United Kingdom), 144A	104,779	296,607
CryoPort, Inc.*	7,257	253,342
DENTSPLY SIRONA, Inc.	15,565	766,109
Edwards Lifesciences Corp.*	8,828	1,039,232
Envista Holdings Corp.*(a)	41,261	2,009,823
Hologic, Inc.*	6,189	475,439
IDEXX Laboratories, Inc.*	1,539	841,925
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Koninklijke Philips NV (Netherlands)	16,164	$493,216
Medtronic PLC	23,299	2,585,024
Nevro Corp.*	1,872	135,402
Outset Medical, Inc.*	3,858	175,153
PROCEPT BioRobotics Corp.*(a)	6,325	221,312
Silk Road Medical, Inc.*	2,960	122,219
STERIS PLC	13,177	3,185,803
Terumo Corp. (Japan)	22,000	667,768
Zimmer Biomet Holdings, Inc.(a)	5,807	742,715
		22,592,543
Health Care Providers & Services — 0.9%
Agiliti, Inc.*	11,935	251,829
AmerisourceBergen Corp.	5,851	905,208
Cigna Corp.	12,304	2,948,162
Encompass Health Corp.	9,231	656,416
Guardant Health, Inc.*	6,690	443,146
HealthEquity, Inc.*(a)	5,642	380,497
Humana, Inc.	601	261,537
Laboratory Corp. of America Holdings*	2,790	735,611
McKesson Corp.	6,400	1,959,232
Premier, Inc. (Class A Stock)	9,797	348,675
Quest Diagnostics, Inc.(a)	4,770	652,822
Universal Health Services, Inc. (Class B Stock)	5,476	793,746
		10,336,881
Health Care Technology — 0.1%
Certara, Inc.*	21,114	453,529
Definitive Healthcare Corp.*	7,395	182,287
		635,816
Hotels, Restaurants & Leisure — 1.4%
Aramark	19,022	715,227
Caesars Entertainment, Inc.*	8,485	656,400
Chipotle Mexican Grill, Inc.*	1,228	1,942,733
Domino’s Pizza, Inc.	2,146	873,443
Dutch Bros, Inc. (Class A Stock)*(a)	1,281	70,801
F45 Training Holdings, Inc.*(a)	14,840	158,788
Flutter Entertainment PLC (Ireland)*	5,584	650,412
Hilton Worldwide Holdings, Inc.*	6,667	1,011,651
Hyatt Hotels Corp. (Class A Stock)*	12,216	1,166,017
International Game Technology PLC(a)	36,848	909,409
Jack in the Box, Inc.(a)	3,878	362,244
MakeMyTrip Ltd. (India)*(a)	11,857	318,123
Marriott International, Inc. (Class A Stock)*	7,966	1,400,024
MGM Resorts International	8,116	340,385
Penn National Gaming, Inc.*(a)	6,943	294,522
Red Rock Resorts, Inc. (Class A Stock)	18,028	875,440
Starbucks Corp.	8,758	796,715
Wendy’s Co. (The)	44,103	968,943
Whitbread PLC (United Kingdom)*	5,737	213,824
Yum China Holdings, Inc. (China) (NYSE)	38,512	1,599,788

A5

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum China Holdings, Inc. (China) (XHKG)	1,950	$84,198
		15,409,087
Household Durables — 0.3%
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	62,700	317,329
Midea Group Co. Ltd. (China) (Class A Stock)	20,000	178,206
Newell Brands, Inc.(a)	43,546	932,320
Toll Brothers, Inc.	24,525	1,153,165
Zhejiang Supor Co. Ltd. (China) (Class A Stock)	20,000	156,601
		2,737,621
Household Products — 0.6%
Church & Dwight Co., Inc.	4,196	416,999
Colgate-Palmolive Co.	27,304	2,070,462
Energizer Holdings, Inc.	15,432	474,688
Kimberly-Clark Corp.	9,016	1,110,411
Reckitt Benckiser Group PLC (United Kingdom)	36,699	2,822,042
		6,894,602
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	37,428	963,023
Industrial Conglomerates — 0.6%
Hitachi Ltd. (Japan)	57,440	2,880,088
Honeywell International, Inc.	15,506	3,017,158
Roper Technologies, Inc.	2,254	1,064,406
		6,961,652
Insurance — 3.3%
AIA Group Ltd. (Hong Kong)	277,800	2,900,317
American International Group, Inc.	9,686	607,990
Aon PLC (Class A Stock)	20,922	6,812,831
Arthur J. Gallagher & Co.	19,388	3,385,145
Assurant, Inc.	5,337	970,427
Beazley PLC (United Kingdom)	43,667	239,326
Chubb Ltd.	17,519	3,747,314
Cincinnati Financial Corp.	3,218	437,519
CNO Financial Group, Inc.	14,800	371,332
Everest Re Group Ltd.(a)	4,193	1,263,686
Hanover Insurance Group, Inc. (The)	5,912	883,962
Hartford Financial Services Group, Inc. (The)	18,215	1,308,019
Hiscox Ltd. (United Kingdom)	17,326	224,004
Manulife Financial Corp. (Canada)	27,567	587,878
Marsh & McLennan Cos., Inc.	15,680	2,672,186
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	123,500	868,275
Progressive Corp. (The)	20,231	2,306,132
Reinsurance Group of America, Inc.	6,436	704,485
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,138	923,852
Selective Insurance Group, Inc.	3,836	342,785
Travelers Cos., Inc. (The)	9,310	1,701,216
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Willis Towers Watson PLC	9,884	$2,334,799
Zurich Insurance Group AG (Switzerland)	1,357	668,336
		36,261,816
Interactive Media & Services — 2.1%
Alphabet, Inc. (Class A Stock)*	3,530	9,818,166
Alphabet, Inc. (Class C Stock)*	925	2,583,516
Baidu, Inc. (China), ADR*	1,370	181,251
Bumble, Inc. (Class A Stock)*	13,664	395,983
carsales.com Ltd. (Australia)	9,853	152,582
Genius Sports Ltd. (United Kingdom)*	28,908	132,977
IAC/InterActiveCorp*	5,573	558,860
Match Group, Inc.*	21,375	2,324,318
Meta Platforms, Inc. (Class A Stock)*	8,315	1,848,923
NAVER Corp. (South Korea)	5,936	1,656,638
SEEK Ltd. (Australia)	8,732	192,379
Tencent Holdings Ltd. (China)	67,500	3,149,619
Z Holdings Corp. (Japan)	88,200	384,665
		23,379,877
Internet & Direct Marketing Retail — 1.4%
Alibaba Group Holding Ltd. (China)*	40,900	554,471
Alibaba Group Holding Ltd. (China), ADR*	13,250	1,441,600
Allegro.eu SA (Poland), 144A*	14,615	122,455
Amazon.com, Inc.*	3,475	11,328,326
JD.com, Inc. (China), ADR*	676	39,120
JD.com, Inc. (China) (Class A Stock)*	6,876	198,270
Just Eat Takeaway.com NV (United Kingdom), 144A*	2,385	80,685
Meituan (China) (Class B Stock), 144A*	18,200	350,716
Prosus NV (China)*	6,024	322,048
Vipshop Holdings Ltd. (China), ADR*	24,364	219,276
Vivid Seats, Inc. (Class A Stock)(a)	26,155	289,274
ZOZO, Inc. (Japan)	8,000	213,912
		15,160,153
IT Services — 2.8%
Accenture PLC (Class A Stock)	10,523	3,548,671
Amadeus IT Group SA (Spain)*	20,945	1,365,840
Amdocs Ltd.	10,771	885,484
Block, Inc.*	3,080	417,648
Capgemini SE (France)	5,312	1,181,577
CGI, Inc. (Canada)*	5,310	423,008
Cognizant Technology Solutions Corp. (Class A Stock)	8,534	765,244
Endava PLC (United Kingdom), ADR*	5,275	701,733
Evo Payments, Inc. (Class A Stock)*	22,213	512,898
ExlService Holdings, Inc.*	4,520	647,580
Fidelity National Information Services, Inc.	12,551	1,260,371
Fiserv, Inc.*	3,935	399,009
Fujitsu Ltd. (Japan)	8,400	1,257,773
Gartner, Inc.*	3,654	1,086,919

A6

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
GDS Holdings Ltd. (China) (Class A Stock)*	22,700	$113,440
Global Payments, Inc.	7,488	1,024,658
Keywords Studios PLC (Ireland)	13,383	465,244
Kingsoft Cloud Holdings Ltd. (China), ADR*	15,345	93,144
Mastercard, Inc. (Class A Stock)	10,184	3,639,558
Nomura Research Institute Ltd. (Japan)	16,900	553,273
Nuvei Corp. (Canada), 144A*	4,181	315,206
Okta, Inc.*	2,538	383,136
Paya Holdings, Inc.*(a)	50,918	298,379
Payoneer Global, Inc.*	45,734	203,974
PayPal Holdings, Inc.*	5,810	671,926
Remitly Global, Inc.*(a)	29,439	290,563
Sabre Corp.*	34,898	398,884
Shopify, Inc. (Canada) (Class A Stock)*	144	97,338
TaskUS, Inc. (Philippines) (Class A Stock)*(a)	12,790	491,903
Tata Consultancy Services Ltd. (India)	22,639	1,114,036
Thoughtworks Holding, Inc.*(a)	46,053	958,363
Visa, Inc. (Class A Stock)(a)	20,813	4,615,699
WNS Holdings Ltd. (India), ADR*	8,429	720,595
		30,903,074
Leisure Products — 0.2%
Brunswick Corp.(a)	11,750	950,457
Malibu Boats, Inc. (Class A Stock)*	3,469	201,237
Mattel, Inc.*	23,955	532,041
Polaris, Inc.(a)	3,592	378,309
Sankyo Co. Ltd. (Japan)	3,400	94,366
Yamaha Corp. (Japan)	5,100	221,688
		2,378,098
Life Sciences Tools & Services — 2.7%
Adaptive Biotechnologies Corp.*	15,089	209,435
Agilent Technologies, Inc.	9,052	1,197,851
Bio-Techne Corp.	2,634	1,140,627
Bruker Corp.	10,275	660,683
Charles River Laboratories International, Inc.*	6,021	1,709,783
Danaher Corp.	17,767	5,211,594
Gerresheimer AG (Germany)	5,061	369,528
ICON PLC (Ireland)*	16,036	3,900,276
Illumina, Inc.*	525	183,435
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	32,454	1,144,653
MaxCyte, Inc.*	14,938	104,417
Mettler-Toledo International, Inc.*	381	523,185
Olink Holding AB (Sweden), ADR*(a)	3,996	70,569
Oxford Nanopore Technologies PLC (United Kingdom)*	9,072	48,349
PerkinElmer, Inc.(a)	22,503	3,925,873
QIAGEN NV*	25,684	1,259,624
Syneos Health, Inc.*	16,311	1,320,376
Thermo Fisher Scientific, Inc.	8,394	4,957,916
West Pharmaceutical Services, Inc.	3,940	1,618,198
		29,556,372
	Shares	Value
Common Stocks (continued)
Machinery — 1.6%
Aalberts NV (Netherlands)	5,943	$308,780
Airtac International Group (China)	5,000	161,397
Doosan Bobcat, Inc. (South Korea)	13,229	422,111
Enerpac Tool Group Corp.	4,984	109,100
Flowserve Corp.(a)	11,106	398,705
Fortive Corp.	1,800	109,674
GEA Group AG (Germany)	22,912	942,024
Hydrofarm Holdings Group, Inc.*	11,783	178,512
IDEX Corp.	6,877	1,318,527
Illinois Tool Works, Inc.	8,457	1,770,896
Ingersoll Rand, Inc.	29,319	1,476,212
ITT, Inc.	6,157	463,068
Kubota Corp. (Japan)	34,800	652,201
Otis Worldwide Corp.	6,612	508,793
PACCAR, Inc.	19,282	1,698,166
Schindler Holding AG (Switzerland) (Part. Cert.)	2,045	437,401
SMC Corp. (Japan)	2,400	1,342,601
Stanley Black & Decker, Inc.(a)	12,591	1,760,096
Techtronic Industries Co. Ltd. (Hong Kong)	90,500	1,455,787
Timken Co. (The)	3,616	219,491
Toyota Industries Corp. (Japan)	9,700	668,097
Weir Group PLC (The) (United Kingdom)(a)	30,339	648,788
Westinghouse Air Brake Technologies Corp.	7,267	698,867
		17,749,294
Media — 0.7%
Altice USA, Inc. (Class A Stock)*	15,126	188,773
Cable One, Inc.	403	590,089
Charter Communications, Inc. (Class A Stock)*(a)	4,545	2,479,388
Comcast Corp. (Class A Stock)	62,782	2,939,453
Discovery, Inc. (Class C Stock)*(a)	22,378	558,779
Liberty Broadband Corp. (Class C Stock)*	5,129	694,056
Quebecor, Inc. (Canada) (Class B Stock)	15,023	358,105
		7,808,643
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	9,033	552,753
Arconic Corp.*	10,223	261,913
Franco-Nevada Corp. (Canada)	3,313	527,207
Glencore PLC (Australia)*	202,950	1,326,029
Gold Fields Ltd. (South Africa), ADR	13,044	201,660
Kaiser Aluminum Corp.	1,606	151,221
Polymetal International PLC (Russia)	34,668	136,117
Rio Tinto PLC (Australia)	18,242	1,449,144
Vale SA (Brazil), ADR(a)	18,727	374,353
		4,980,397
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.(a)	68,311	377,760

A7

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multiline Retail — 0.3%
B&M European Value Retail SA (United Kingdom)	56,533	$395,659
Dollar General Corp.	1,266	281,849
Dollar Tree, Inc.*	10,639	1,703,836
Lojas Renner SA (Brazil)	89,832	521,137
		2,902,481
Multi-Utilities — 0.7%
Ameren Corp.	7,281	682,666
Black Hills Corp.(a)	7,432	572,413
CenterPoint Energy, Inc.	26,464	810,857
CMS Energy Corp.	12,400	867,256
Dominion Energy, Inc.	22,515	1,913,099
E.ON SE (Germany)	77,323	898,543
National Grid PLC (United Kingdom)	46,722	721,169
Public Service Enterprise Group, Inc.	14,154	990,780
Sempra Energy	5,030	845,644
		8,302,427
Oil, Gas & Consumable Fuels — 1.9%
Capricorn Energy PLC (United Kingdom)*	83,708	243,298
China Petroleum & Chemical Corp. (China) (Class H Stock)	712,000	355,328
CNX Resources Corp.*(a)	19,433	402,652
ConocoPhillips	21,722	2,172,200
Coterra Energy, Inc.	19,935	537,647
Devon Energy Corp.	22,935	1,356,146
Diamondback Energy, Inc.	8,157	1,118,162
Eni SpA (Italy)	121,570	1,779,127
Enterprise Products Partners LP, MLP	3,979	102,698
EOG Resources, Inc.(a)	8,286	987,940
Galp Energia SGPS SA (Portugal)	119,773	1,519,977
Hess Corp.	10,676	1,142,759
Idemitsu Kosan Co. Ltd. (Japan)	12,600	347,194
LUKOIL PJSC (Russia), ADR^	6,309	1
Magnolia Oil & Gas Corp. (Class A Stock)	15,170	358,770
Pioneer Natural Resources Co.	10,628	2,657,319
Plains GP Holdings LP (Class A Stock)*(a)	69,523	802,991
Reliance Industries Ltd. (India)	16,760	580,935
Santos Ltd. (Australia)	58,167	336,102
Suncor Energy, Inc. (Canada)	9,554	311,041
Targa Resources Corp.	9,666	729,493
TC Energy Corp. (Canada)	6,983	393,850
United Tractors Tbk PT (Indonesia)	400,800	712,593
Valero Energy Corp.	7,983	810,594
Viper Energy Partners LP	15,960	471,937
Woodside Petroleum Ltd. (Australia)	32,877	787,712
		21,018,466
Paper & Forest Products — 0.0%
Suzano SA (Brazil)	33,300	386,433
Personal Products — 0.2%
Amorepacific Corp. (South Korea)	3,085	404,820
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,333	$1,452,283
Kao Corp. (Japan)	15,400	632,990
Kose Corp. (Japan)	1,600	167,638
		2,657,731
Pharmaceuticals — 2.4%
Bayer AG (Germany)	21,783	1,487,532
Collegium Pharmaceutical, Inc.*	6,317	128,614
Eli Lilly & Co.	1,943	556,417
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)	250,907	274,875
Harmony Biosciences Holdings, Inc.*(a)	2,991	145,512
Hypera SA (Brazil)	18,404	149,789
Johnson & Johnson	26,564	4,707,938
Kyowa Kirin Co. Ltd. (Japan)	23,000	534,691
Merck & Co., Inc.	29,097	2,387,409
Novartis AG (Switzerland)	18,338	1,607,015
Novo Nordisk A/S (Denmark) (Class B Stock)	30,000	3,330,734
Optinose, Inc.*	15,184	37,505
Organon & Co.	20,656	721,514
Pfizer, Inc.	54,348	2,813,596
Prestige Consumer Healthcare, Inc.*	7,799	412,879
Roche Holding AG (Switzerland)	14,408	5,701,248
Santen Pharmaceutical Co. Ltd. (Japan)	40,600	402,900
Zoetis, Inc.	9,401	1,772,935
		27,173,103
Professional Services — 2.1%
CACI International, Inc. (Class A Stock)*	3,537	1,065,557
Clarivate PLC*	87,201	1,461,489
CoStar Group, Inc.*	30,339	2,020,881
Dun & Bradstreet Holdings, Inc.*	66,926	1,172,543
Equifax, Inc.	15,733	3,730,294
Experian PLC (United Kingdom)	17,295	670,710
HireRight Holdings Corp.*	16,434	281,021
KBR, Inc.	31,061	1,699,968
Legalzoom.com, Inc.*(a)	10,808	152,825
Leidos Holdings, Inc.	6,978	753,764
Persol Holdings Co. Ltd. (Japan)	9,600	215,264
RELX PLC (United Kingdom)	10,145	315,871
TransUnion	26,990	2,789,147
TriNet Group, Inc.*	1,219	119,901
Verisk Analytics, Inc.	18,738	4,021,737
Wolters Kluwer NV (Netherlands)	26,148	2,781,171
		23,252,143
Real Estate Management & Development — 1.1%
Ascendas India Trust (Singapore), UTS	460,100	403,023
Capitaland Investment Ltd. (Singapore)*	315,600	925,525
Corp Inmobiliaria Vesta SAB de CV (Mexico)	232,216	443,534

A8

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Emaar Properties PJSC (United Arab Emirates)	147,000	$239,351
ESR Cayman Ltd. (China), 144A*	489,000	1,512,158
Grainger PLC (United Kingdom)	226,414	864,216
Grand City Properties SA (Germany)	18,839	376,402
Hang Lung Properties Ltd. (Hong Kong)	94,000	189,861
Heiwa Real Estate Co. Ltd. (Japan)	4,500	144,922
Katitas Co. Ltd. (Japan)	41,200	1,134,582
LEG Immobilien SE (Germany)	11,725	1,333,639
Multiplan Empreendimentos Imobiliarios SA (Brazil)	129,134	661,801
Shurgard Self Storage SA (Belgium)	13,737	853,314
Sino Land Co. Ltd. (Hong Kong)	409,909	528,986
Swire Properties Ltd. (Hong Kong)	339,400	840,327
Vonovia SE (Germany)	30,333	1,414,370
		11,866,011
Road & Rail — 0.9%
Canadian National Railway Co. (Canada)	12,507	1,677,689
Canadian Pacific Railway Ltd. (Canada) (NYSE)(a)	21,229	1,752,242
Canadian Pacific Railway Ltd. (Canada) (XTSE)	18,339	1,513,593
CSX Corp.	6,176	231,291
Knight-Swift Transportation Holdings, Inc.	16,710	843,187
Schneider National, Inc. (Class B Stock)	16,924	431,562
Uber Technologies, Inc.*	12,503	446,107
Union Pacific Corp.	9,564	2,612,980
XPO Logistics, Inc.*(a)	11,135	810,628
		10,319,279
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	5,113	844,565
Applied Materials, Inc.	8,579	1,130,712
ASM International NV (Netherlands)	2,286	833,495
ASML Holding NV (Netherlands) (BATE)	959	642,352
ASML Holding NV (Netherlands) (XNGS)	1,676	1,119,451
Cohu, Inc.*	9,696	287,002
Entegris, Inc.	14,323	1,880,037
Intel Corp.	16,006	793,257
Lam Research Corp.	2,760	1,483,804
Monolithic Power Systems, Inc.	5,951	2,890,282
NVIDIA Corp.	13,755	3,753,189
NXP Semiconductors NV (China)	16,874	3,123,040
ON Semiconductor Corp.*	14,134	884,930
Silicon Laboratories, Inc.*	1,646	247,229
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	205,000	4,223,916
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	19,728	2,056,841
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	16,089	$2,952,010
		29,146,112
Software — 5.0%
ACI Worldwide, Inc.*	6,148	193,601
Adobe, Inc.*	9,931	4,524,762
Alkami Technology, Inc.*	18,741	268,184
Atlassian Corp. PLC (Class A Stock)*	2,684	788,640
Autodesk, Inc.*	8,819	1,890,353
Avalara, Inc.*	2,424	241,212
Black Knight, Inc.*	34,340	1,991,377
Cadence Design Systems, Inc.*	28,078	4,617,708
CCC Intelligent Solutions Holdings, Inc.*(a)	19,373	213,878
Constellation Software, Inc. (Canada)	1,307	2,234,179
Coupa Software, Inc.*	1,242	126,224
Dassault Systemes SE (France)	5,623	276,419
DoubleVerify Holdings, Inc.*	11,097	279,311
Everbridge, Inc.*	9,443	412,093
Expensify, Inc. (Class A Stock)*(a)	7,300	128,188
Five9, Inc.*	2,409	265,954
Intuit, Inc.	5,599	2,692,223
Microsoft Corp.(k)	55,767	17,193,524
nCino, Inc.*(a)	3,629	148,716
NCR Corp.*	7,850	315,491
Nice Ltd. (Israel), ADR*	8,264	1,809,816
Oracle Corp. (Japan)	2,700	187,660
Paycor HCM, Inc.*(a)	19,139	557,136
Paylocity Holding Corp.*	6,610	1,360,140
Procore Technologies, Inc.*	3,854	223,378
Q2 Holdings, Inc.*	8,662	534,012
Qualtrics International, Inc. (Class A Stock)*	5,033	143,692
Rapid7, Inc.*	5,638	627,171
salesforce.com, Inc.*	9,297	1,973,939
SAP SE (Germany)	13,605	1,512,011
ServiceNow, Inc.*	4,178	2,326,686
SS&C Technologies Holdings, Inc.	7,180	538,644
Synopsys, Inc.*	6,645	2,214,579
Topicus.com, Inc. (Netherlands)*	1,505	112,260
Tyler Technologies, Inc.*	3,069	1,365,367
Unity Software, Inc.*	1,017	100,897
Verint Systems, Inc.*	14,076	727,729
WiseTech Global Ltd. (Australia)	2,658	100,274
		55,217,428
Specialty Retail — 0.9%
Burlington Stores, Inc.*	5,420	987,361
Five Below, Inc.*	3,714	588,186
Home Depot, Inc. (The)	1,846	552,563
Leslie’s, Inc.*(a)	33,227	643,275
Lowe’s Cos., Inc.	8,467	1,711,943
O’Reilly Automotive, Inc.*	2,068	1,416,497
Petco Health & Wellness Co., Inc.*(a)	18,742	366,781
Ross Stores, Inc.	6,864	620,918
Tractor Supply Co.	4,674	1,090,771
Ulta Beauty, Inc.*	3,165	1,260,366
Urban Outfitters, Inc.*(a)	28,878	725,127

A9

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Zumiez, Inc.*(a)	8,576	$327,689
		10,291,477
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	43,584	7,610,202
Corsair Gaming, Inc.*(a)	11,796	249,604
Samsung Electronics Co. Ltd. (South Korea)	62,056	3,549,285
		11,409,091
Textiles, Apparel & Luxury Goods — 1.1%
adidas AG (Germany)	4,106	960,050
Burberry Group PLC (United Kingdom)	31,425	685,521
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	8,832	1,114,509
EssilorLuxottica SA (France)	6,200	1,136,242
Kering SA (France)	686	433,707
Lululemon Athletica, Inc.*	4,417	1,613,221
LVMH Moet Hennessy Louis Vuitton SE (France)	3,764	2,682,650
NIKE, Inc. (Class B Stock)	9,742	1,310,883
On Holding AG (Switzerland) (Class A Stock)*(a)	6,141	154,999
PVH Corp.	7,751	593,804
Skechers USA, Inc. (Class A Stock)*(a)	44,360	1,808,114
		12,493,700
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	18,854	592,001
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	25,673	1,077,622
Imperial Brands PLC (United Kingdom)	39,016	824,584
ITC Ltd. (India)	94,890	313,317
Philip Morris International, Inc.	7,338	689,332
Swedish Match AB (Sweden)	54,245	407,592
		3,312,447
Trading Companies & Distributors — 0.2%
Air Lease Corp.	8,506	379,793
Electrocomponents PLC (United Kingdom)	34,315	487,061
GMS, Inc.*	3,055	152,047
SiteOne Landscape Supply, Inc.*	1,950	315,296
Textainer Group Holdings Ltd. (China)	5,305	201,961
Triton International Ltd. (Bermuda)	3,680	258,262
Univar Solutions, Inc.*	17,802	572,156
WESCO International, Inc.*	2,055	267,438
		2,634,014
Transportation Infrastructure — 0.0%
Shanghai International Airport Co. Ltd. (China) (Class A Stock)*	20,000	153,571
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)	37,300	260,839
Etihad Etisalat Co. (Saudi Arabia)	9,570	105,741
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
KDDI Corp. (Japan)	46,400	$1,521,509
SoftBank Group Corp. (Japan)	7,400	332,733
T-Mobile US, Inc.*(a)	2,568	329,603
Vodafone Group PLC (United Kingdom)	727,341	1,184,313
		3,734,738

Total Common Stocks (cost $620,413,550)		781,103,381
Preferred Stock — 0.1%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	17,950	1,198,653
(cost $1,675,650)

Units
Warrants* — 0.0%
Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA (Switzerland), expiring 11/22/23	8,589	6,785
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.1%
Automobiles — 0.1%
Credit Acceptance Auto Loan Trust,
Series 2021-03A, Class C, 144A
1.630%	09/16/30	250	235,755
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	4	3,990
Exeter Automobile Receivables Trust,
Series 2020-01A, Class C, 144A
2.490%	01/15/25	35	34,891
NextGear Floorplan Master Owner Trust,
Series 2019-02A, Class A2, 144A
2.070%	10/15/24	100	100,013
Santander Retail Auto Lease Trust,
Series 2020-A, Class C, 144A
2.080%	03/20/24	57	56,835
Securitized Term Auto Loan Receivables Trust (Canada),
Series 2019-CRTA, Class B, 144A
2.453%	03/25/26	13	13,353
Series 2019-CRTA, Class C, 144A
2.849%	03/25/26	16	16,094
			460,931
Collateralized Loan Obligations — 1.0%
ACREC Ltd. (Cayman Islands),
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.618%(c)	10/16/36	150	148,565

A10

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.118%(c)	10/16/36	180	$178,126
ACRES Commercial Realty Ltd.,
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.091%(c)	01/15/37	186	183,272
Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.241%(c)	01/15/30	670	662,383
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class B, 144A, 1 Month Term SOFR + 1.914% (Cap N/A, Floor 1.800%)
2.216%(c)	02/15/35	500	495,236
Series 2020-FL01, Class C, 144A, 1 Month Term SOFR + 2.164% (Cap N/A, Floor 2.050%)
2.466%(c)	02/15/35	100	99,066
Series 2021-FL02, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.997%(c)	05/15/36	600	578,491
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.397%(c)	12/15/35	100	98,743
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
3.347%(c)	12/15/35	100	98,958
Series 2021-FL03, Class C, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.247%(c)	08/15/34	102	100,295
Series 2021-FL03, Class D, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.597%(c)	08/15/34	100	97,972
Series 2021-FL04, Class C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.697%(c)	11/15/36	204	201,238
Series 2022-FL01, Class D, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 3.000%)
3.050%(c)	01/15/37	560	555,989
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.541%(c)	08/15/36	125	124,258
Series 2019-FL04, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.441%(c)	08/15/36	147	144,451
Series 2021-FL07, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.968%(c)	06/16/36	100	97,531
BSPDF Issuer Ltd. (Cayman Islands),
Series 2021-FL01, Class B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.197%(c)	10/15/36	258	255,398
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.997%(c)	09/15/35	150	$149,638
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.397%(c)	05/15/29	100	98,940
Series 2021-FL06, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.997%(c)	03/15/36	752	742,316
Series 2021-FL06, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.447%(c)	03/15/36	100	96,936
Series 2021-FL07, Class C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.697%(c)	12/15/38	100	97,863
Series 2021-FL07, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.147%(c)	12/15/38	100	96,503
CHCP Ltd.,
Series 2021-FL01, Class B, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 1.650%)
1.814%(c)	02/15/38	600	589,721
Series 2021-FL01, Class C, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 2.100%)
2.264%(c)	02/15/38	100	97,775
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.015%(c)	11/07/30	500	494,866
Series 2018-28A, Class BR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.465%(c)	11/07/30	253	247,466
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.547%(c)	12/13/38	115	113,656
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.847%(c)	05/15/36	35	35,000
Series 2021-CRE05, Class AS, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.147%(c)	07/15/36	328	324,797
Series 2021-CRE05, Class B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.397%(c)	07/15/36	313	309,048
Series 2021-CRE06, Class B, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.297%(c)	11/15/38	590	583,654
Madison Park Funding Ltd. (Cayman Islands),
Series 2017-23A, Class CR, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.268%(c)	07/27/31	500	497,629

A11

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
MF1 Ltd. (Cayman Islands),
Series 2020-FL04, Class AS, 144A, 1 Month Term SOFR + 2.214% (Cap N/A, Floor 2.100%)
2.543%(c)	11/15/35	136	$133,934
Series 2022-FL08, Class C, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 2.200%)
2.250%(c)	02/19/37	146	143,689
Series 2022-FL08, Class D, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 2.650%)
2.700%(c)	02/19/37	100	98,246
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.779%(c)	01/29/30	448	444,190
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2013-15A, Class CR2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.091%(c)	10/15/29	353	347,223
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.124%(c)	10/20/27	87	86,689
Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.009%(c)	04/22/30	300	296,617
Series 2019-01A, Class CR, 144A, 3 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.609%(c)	04/22/30	250	243,678
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.830%(c)	02/20/28	250	248,613
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.520%(c)	02/20/30	247	245,434
STWD Ltd. (Cayman Islands),
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.568%(c)	04/18/38	117	113,411
Series 2022-FL03, Class B, 144A, 30 Day Average SOFR + 1.950% (Cap N/A, Floor 1.950%)
2.000%(c)	11/15/38	100	98,974
Series 2022-FL03, Class C, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 2.200%)
2.250%(c)	11/15/38	159	156,949
			11,353,427
Other — 0.0%
Business Jet Securities LLC,
Series 2020-01A, Class A, 144A
2.981%	11/15/35	77	74,218
Series 2021-01A, Class B, 144A
2.918%	04/15/36	81	75,901
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
CARS-DB4 LP,
Series 2020-01A, Class A4, 144A
3.190%	02/15/50	100	$96,842
			246,961
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	67	66,067

Total Asset-Backed Securities (cost $12,304,369)			12,127,386
Commercial Mortgage-Backed Securities — 0.8%
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 30 Day Average SOFR + 1.134% (Cap N/A, Floor 1.020%)
1.184%(c)	09/14/36	23	22,570
Series 2019-CRE03, Class B, 144A, 30 Day Average SOFR + 1.664% (Cap N/A, Floor 1.550%)
1.714%(c)	09/14/36	100	99,037
Series 2019-CRE03, Class C, 144A, 30 Day Average SOFR + 2.014% (Cap N/A, Floor 1.900%)
2.064%(c)	09/14/36	100	98,879
Series 2022-CRE06, Class B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
1.900%(c)	11/17/24	100	98,022
Series 2022-CRE06, Class C, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.200%(c)	12/17/24	139	136,208
Series 2022-CRE06, Class D, 144A, 30 Day Average SOFR + 2.850% (Cap N/A, Floor 2.850%)
2.900%(c)	12/17/24	100	97,981
Bancorp Commercial Mortgage Trust,
Series 2019-CRE06, Class B, 144A, 30 Day Average SOFR + 1.664% (Cap N/A, Floor 1.550%)
1.714%(c)	09/15/36	17	16,808
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	21	20,355
Benchmark Mortgage Trust,
Series 2020-B18, Class A5
1.925%	07/15/53	111	99,331
BPCRE Ltd. (Cayman Islands),
Series 2021-FL01, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.291%(c)	02/15/37	2	1,635
BXMT Ltd. (Cayman Islands),
Series 2020-FL02, Class B, 144A, 30 Day Average SOFR + 1.514% (Cap N/A, Floor 1.400%)
1.564%(c)	02/15/38	100	99,078
Series 2021-FL04, Class AS, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.697%(c)	05/15/38	248	244,312
Series 2021-FL04, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.947%(c)	05/15/38	543	533,462

A12

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	347	$333,891
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	146,851
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	812,607
Series K078, Class A2
3.854%	06/25/28	160	168,919
Series K097, Class X1, IO
1.090%(cc)	07/25/29	100	6,770
Series K098, Class X1, IO
1.144%(cc)	08/25/29	149	10,611
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	249,513
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.997%(c)	04/15/34	90	88,970
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL05, Class C, 144A, 1 Month Term SOFR + 1.814% (Cap N/A, Floor 1.700%)
2.143%(c)	07/15/36	142	138,539
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A5
3.530%	06/15/50	200	201,262
Series 2019-H07, Class A4
3.261%	07/15/52	161	158,038
PFP Ltd. (Cayman Islands),
Series 2021-07, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.831%(c)	04/14/38	100	98,192
Series 2021-07, Class C, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
2.081%(c)	04/14/38	100	96,511
Series 2021-08, Class D, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.581%(c)	08/09/37	730	720,894
Ready Capital Mortgage Financing LLC,
Series 2021-FL07, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.657%(c)	11/25/36	100	99,276
Series 2021-FL07, Class D, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
3.407%(c)	11/25/36	100	97,298
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	258,435
Series 2018-C08, Class A4
3.983%	02/15/51	463	477,435
Series 2019-C16, Class A4
3.605%	04/15/52	200	200,330
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C17, Class A4
2.921%	10/15/52	768	$737,963
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	401	405,212
Series 2017-C42, Class A4
3.589%	12/15/50	510	515,265
Series 2018-C46, Class A4
4.152%	08/15/51	808	840,596

Total Commercial Mortgage-Backed Securities (cost $8,726,704)			8,431,056
Corporate Bonds — 8.7%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	346	327,366
5.150%	05/01/30	98	104,376
5.705%	05/01/40	92	103,050
5.805%	05/01/50	89	102,705
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	549	513,655
			1,151,152
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	102	101,967
4.742%	03/16/32	344	346,107
4.906%	04/02/30	260	267,510
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	333	333,781
			1,049,365
Airlines — 0.0%
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
7.250%	06/15/26(a)	200	168,657
Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27	200	203,339
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.100%	01/17/24	200	206,961
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27	95	87,272
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	119,548
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	200	196,108

A13

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
3.750%	05/13/30	200	$199,304
			1,012,532
Banks — 1.5%
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.000%	07/06/26	230	215,659
Banco Bradesco SAs (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.375%	03/18/27(a)	286	286,635
Banco Continental SAECA (Paraguay),
Sr. Unsec’d. Notes, 144A
2.750%	12/10/25	193	176,745
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23	175	177,630
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25	400	397,653
Banco Industrial SA (Guatemala),
Sub. Notes, 144A
4.875%(ff)	01/29/31	175	169,029
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36(a)	370	331,498
Sub. Notes, 144A, MTN
3.733%(ff)	09/25/34	316	294,281
Sub. Notes, EMTN
3.733%(ff)	09/25/34	200	186,254
Banistmo SA (Panama),
Sr. Unsec’d. Notes
4.250%	07/31/27	226	218,571
Bank Hapoalim BM (Israel),
Sub. Notes, 144A
3.255%(ff)	01/21/32	353	325,914
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31	200	187,452
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	281	266,768
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	239	251,089
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	871	793,280
3.004%(ff)	12/20/23	250	250,635
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	483	443,195
4.271%(ff)	07/23/29	200	206,550
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.894%(ff)	11/24/32	225	204,209
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	200	209,984
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	$202,466
CBQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.000%	05/12/26	211	198,928
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29	200	202,683
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	500	464,484
Commercial Bank PSQC (The) (Qatar),
Jr. Sub. Notes
4.500%(ff)	03/03/26(oo)	224	217,084
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	250	249,261
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	224,935
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	301	276,932
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
2.950%	05/06/31	226	184,901
4.125%	12/10/22	400	389,465
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	04/09/26(oo)	258	262,927
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	370	336,069
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)	200	189,524
4.700%(ff)	03/09/31(a)(oo)	341	306,932
Industrial & Commercial Bank of China Macau Ltd. (Macau),
Sub. Notes
2.875%(ff)	09/12/29	300	293,999
Ipoteka-Bank ATIB (Uzbekistan),
Sr. Unsec’d. Notes
5.500%	11/19/25	200	177,600
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.545%(ff)	11/08/32	398	363,274
2.739%(ff)	10/15/30	461	436,187
3.509%(ff)	01/23/29	186	185,730
Sub. Notes
2.956%(ff)	05/13/31	242	226,886
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	447	448,076
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	521	461,813

A14

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	500	$467,746
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26(a)	700	677,180
National Bank of Uzbekistan (Uzbekistan),
Sr. Unsec’d. Notes
4.850%	10/21/25	261	220,340
NBK SPC Ltd. (Kuwait),
Gtd. Notes, 144A
1.625%(ff)	09/15/27	294	268,786
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sub. Notes, 144A
1.832%(ff)	09/10/30	204	192,055
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27	207	201,609
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%	03/10/23	20	13,195
9.625%	03/20/25	150	75,000
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	468,941
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	435	416,785
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	430,598
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A
3.863%(ff)	10/07/32(hh)	200	200,000
Sub. Notes, 144A, MTN
2.000%(ff)	10/14/31	298	276,877
Uzbek Industrial & Construction Bank ATB (Uzbekistan),
Sr. Unsec’d. Notes
5.750%	12/02/24	200	179,342
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	675	627,217
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	114,849
			16,723,707
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	234	254,324
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	360	386,444
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Becle SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.500%	10/14/31	230	$204,867
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	380	379,003
Cia Cervecerias Unidas SA (Chile),
Sr. Unsec’d. Notes, 144A
3.350%	01/19/32	258	245,225
			1,469,863
Building Materials — 0.2%
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A
3.875%	07/11/31	215	196,188
7.375%	06/05/27	200	214,243
GCC SAB de CV (Mexico),
Gtd. Notes, 144A
3.614%	04/20/32(a)	294	273,055
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36	77	94,492
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, Series CB
2.500%	03/15/30	31	28,420
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	200	243,922
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	240	210,756
4.375%	07/15/30	190	174,070
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	233,494
			1,668,640
Chemicals — 0.3%
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	165	145,072
Braskem Idesa SAPI (Mexico),
Sr. Sec’d. Notes, 144A
6.990%	02/20/32	217	213,286
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
5.625%	10/15/28	321	298,945
6.500%	05/15/26	240	245,400
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
2.625%	04/28/28	200	185,129
GC Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
5.200%	03/30/52	200	206,047

A15

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		400	$445,073
OCP SA (Morocco),
Sr. Unsec’d. Notes
6.875%	04/25/44		200	203,900
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		400	363,214
5.125%	06/23/51		223	187,248
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		256	245,869
5.500%	03/18/31		415	388,157
Synthos SA (Poland),
Sr. Sec’d. Notes, 144A
2.500%	06/07/28	EUR	218	210,813
				3,338,153
Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
5.000%	08/02/41		298	280,170
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24		172	166,234
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		100	130,920
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26		200	200,910
JSW Infrastructure Ltd. (India),
Sr. Sec’d. Notes, 144A
4.950%	01/21/29		200	190,183
				968,417
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
5.300%	10/01/29(a)		489	532,648
Cosmetics/Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/29		250	247,510
3.625%	03/24/32		250	250,102
				497,612
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		165	158,646
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		150	138,276
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
3.300%	01/30/32	163	$147,335
4.500%	09/15/23	263	265,216
6.500%	07/15/25	300	318,158
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	189	188,109
4.250%	04/15/26	91	90,228
Sr. Unsec’d. Notes, 144A
2.125%	02/21/26	160	145,617
2.750%	02/21/28	145	129,861
CCBL Cayman 1 Corp. Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/16/24	200	200,352
Charles Schwab Corp. (The),
Jr. Sub. Notes
5.000%(ff)	06/01/27(oo)	372	372,153
Sr. Unsec’d. Notes
2.900%	03/03/32	94	90,487
China Development Bank Financial Leasing Co. Ltd. (China),
Sub. Notes
2.875%(ff)	09/28/30	200	193,384
DAE Sukuk Difc Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.750%	02/15/26	200	194,792
E*TRADE Financial Corp.,
Gtd. Notes
4.500%	06/20/28	200	208,115
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	204	185,511
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27	165	164,337
Sr. Unsec’d. Notes
2.100%	06/15/30	52	47,659
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	359	340,637
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	09/02/23	200	200,036
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30	250	239,677
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46	150	169,429
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26	213	210,443
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	03/13/24	326	319,219
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23	200	200,117

A16

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		173	$51,308
				4,810,456
Electric — 1.0%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	05/21/36		362	331,163
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		111	112,629
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79		200	197,825
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A
4.375%	05/31/30		299	283,366
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		199	172,718
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	197	192,441
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		230	206,091
Chile Electricity PEC SpA (Chile),
Sr. Sec’d. Notes
2.882%(s)	01/25/28		275	207,406
China Southern Power Grid International Finance BVI Co. Ltd. (China),
Gtd. Notes
4.250%	09/18/28		200	209,547
Cikarang Listrindo Tbk PT (Indonesia),
Sr. Unsec’d. Notes
4.950%	09/14/26		200	199,066
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28(a)		515	517,569
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.875%	07/26/33		244	214,339
4.688%	05/15/29		292	288,234
ContourGlobal Power Holdings SA (Spain),
Sr. Sec’d. Notes, 144A
3.125%	01/01/28	EUR	100	102,822
Electricidad Firme de Mexico Holdings SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
4.900%	11/20/26		200	185,849
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35		200	201,490
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		200	202,947
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28	200	$206,945
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	298,006
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27	400	391,002
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Spain),
Sr. Sec’d. Notes, 144A
5.375%	12/30/30	223	155,720
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30	200	184,245
4.500%	01/29/25	400	412,002
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	204,374
Sr. Unsec’d. Notes
7.125%	02/11/25	400	387,572
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	69	62,725
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47	139	145,068
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.300%	12/13/28	213	200,129
Greenko Wind Projects Mauritius Ltd. (India),
Gtd. Notes, 144A
5.500%	04/06/25	236	235,115
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	200	173,679
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	200	193,183
Israel Electric Corp. Ltd. (Israel),
Unsec’d. Notes, 144A, GMTN
3.750%	02/22/32	223	214,186
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	288,730
Mercury Chile Holdco LLC (Chile),
Sr. Sec’d. Notes, 144A
6.500%	01/24/27	200	191,471
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	250	225,068
National Central Cooling Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
2.500%	10/21/27	200	183,223
NPC Ukrenergo (Ukraine),
Gov’t. Gtd. Notes, 144A
6.875%	11/09/26	200	75,000

A17

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Oryx Funding Ltd. (Oman),
Gtd. Notes, 144A
5.800%	02/03/31	200	$200,562
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28	152	141,555
3.300%	08/01/40	469	384,555
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49	200	192,884
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India),
Sr. Sec’d. Notes, 144A
4.500%	07/14/28	250	228,170
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia),
Sr. Sec’d. Notes, 144A
4.850%	10/14/38	200	198,541
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33	168	177,060
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN
3.500%	05/04/27	675	681,707
Termocandelaria Power Ltd. (Colombia),
Gtd. Notes, 144A
7.875%	01/30/29	340	342,720
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	222	220,679
Transelec SA (Chile),
Sr. Unsec’d. Notes
3.875%	01/12/29	300	305,310
Sr. Unsec’d. Notes, 144A
4.625%	07/26/23	200	204,844
			11,531,532
Electronics — 0.0%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/32	287	263,902
Energy-Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24	210	214,833
Empresa Generadora de Electricidad Haina SA (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.625%	11/08/28	265	245,863
FS Luxembourg Sarl (Brazil),
Sr. Sec’d. Notes, 144A
10.000%	12/15/25	200	210,025
Greenko Dutch BV (India),
Sr. Sec’d. Notes, 144A
3.850%	03/29/26	194	184,387
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Energy-Alternate Sources (cont’d.)
Investment Energy Resources Ltd. (Guatemala),
Sr. Sec’d. Notes, 144A
6.250%	04/26/29	217	$219,864
Sweihan PV Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
3.625%	01/31/49	200	186,651
			1,261,623
Engineering & Construction — 0.0%
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes
6.450%	06/04/29	200	181,970
Hacienda Investments Ltd. Via DME Airport DAC (Russia),
Gtd. Notes, 144A
5.350%	02/08/28	200	20,000
India Airport Infra (India),
Sr. Sec’d. Notes, 144A
6.250%	10/25/25	288	275,177
			477,147
Entertainment — 0.1%
Genm Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	266,197
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	329	335,643
5.141%	03/15/52	295	302,002
5.391%	03/15/62	118	121,920
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/31(a)	405	363,562
			1,389,324
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	100	96,994
Foods — 0.2%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32	150	144,580
Aragvi Finance International DAC (Moldova),
Sr. Sec’d. Notes, 144A
8.450%	04/29/26	200	166,000
Grupo Bimbo SAB de CV (Mexico),
Jr. Sub. Notes
5.950%(ff)	04/17/23(oo)	200	203,105
Grupo KUO SAB De CV (Mexico),
Gtd. Notes
5.750%	07/07/27	268	264,601
Indofood CBP Sukses Makmur Tbk PT (Indonesia),
Sr. Unsec’d. Notes
3.541%	04/27/32	506	455,984
4.805%	04/27/52	200	173,493

A18

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS Finance Luxembourg Sarl,
Gtd. Notes, 144A
3.625%	01/15/32	225	$207,108
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
6.500%	04/15/29	180	190,754
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	300	305,921
			2,111,546
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	620,003
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23	200	203,315
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	139	133,894
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	377	374,099
			1,331,311
Healthcare-Products — 0.0%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	200	184,986
2.750%	09/23/26	200	194,127
			379,113
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	105	98,134
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	93	94,711
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	82	87,445
Toledo Hospital (The),
Sec’d. Notes, Series B
5.325%	11/15/28	166	174,460
Sr. Sec’d. Notes
5.750%	11/15/38	62	67,399
Tower Health,
Sec’d. Notes, Series 2020
4.451%	02/01/50	151	126,904
			649,053
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.700%	07/10/35	83	89,014
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Aon Corp.,
Gtd. Notes
3.750%	05/02/29(a)		431	$440,675
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
4.200%	03/17/32		211	214,418
4.950%	03/17/52		385	411,051
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32		184	183,728
4.350%	04/05/42		27	26,993
4.400%	04/05/52		78	77,987
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		128	119,861
4.850%	04/17/28		100	103,465
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29		107	101,784
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48		134	139,032
				1,908,008
Internet — 0.1%
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31		170	153,061
Meituan (China),
Sr. Unsec’d. Notes, 144A
2.125%	10/28/25		200	177,281
3.050%	10/28/30(a)		243	195,207
MercadoLibre, Inc. (Brazil),
Gtd. Notes
3.125%	01/14/31		277	241,634
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	176,979
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31		227	188,628
4.027%	08/03/50		200	151,106
United Group BV (Netherlands),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	100	99,921
Sr. Sec’d. Notes, 144A
4.625%	08/15/28	EUR	100	103,429
				1,487,246
Investment Companies — 0.1%
Dua Capital Ltd. (Malaysia),
Sr. Unsec’d. Notes
2.780%	05/11/31		400	362,517
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24		250	244,065
				606,582

A19

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.1%
CSN Inova Ventures (Brazil),
Gtd. Notes
6.750%	01/28/28	200	$207,371
JSW Steel Ltd. (India),
Sr. Unsec’d. Notes, 144A
5.050%	04/05/32	333	308,677
			516,048
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32(a)	400	361,668
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	62	58,526
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	9	9,557
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	229	239,028
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	173	164,740
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31	91	83,179
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33	416	366,992
			1,283,690
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	118,592
Machinery-Diversified — 0.1%
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	189	190,290
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	400	422,609
			612,899
Media — 0.2%
Cable Onda SA (Panama),
Sr. Unsec’d. Notes
4.500%	01/30/30	250	242,129
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	105	98,592
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	100	103,547
5.250%	04/01/53(a)	492	498,468
6.484%	10/23/45	200	227,948
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30(a)	400	$352,225
4.500%	11/15/31	240	215,088
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50(a)	256	249,884
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	345	323,275
5.500%	07/01/29	185	187,710
VTR Finance NV (Chile),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/28	200	193,984
			2,692,850
Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.250%	03/17/28	200	183,333
2.875%	03/17/31(a)	200	183,471
3.875%	03/16/29	200	200,036
4.750%	03/16/52	200	208,446
ERO Copper Corp. (Brazil),
Gtd. Notes, 144A
6.500%	02/15/30	189	184,343
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes
7.500%	04/01/25	200	203,278
Gtd. Notes, 144A
6.875%	10/15/27	286	299,099
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	231	211,296
Minsur SA (Peru),
Sr. Unsec’d. Notes, 144A
4.500%	10/28/31	200	193,176
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	45	42,991
3.875%	08/15/31	224	204,833
Volcan Cia Minera SAA (Peru),
Sr. Unsec’d. Notes
4.375%	02/11/26	59	56,588
			2,170,890
Oil & Gas — 1.1%
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51	110	111,526
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	91	82,364
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
3.450%	09/16/31	245	224,651

A20

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26		218	$211,478
5.375%	03/30/28		303	293,120
Energean PLC (Egypt),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27		278	265,714
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29		259	267,240
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23		200	203,008
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
1.850%	11/17/28	EUR	228	95,846
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48		200	188,030
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		193	196,310
6.500%	06/30/27		114	117,168
6.750%	06/30/30		426	439,204
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		433	440,673
MC Brazil Downstream Trading Sarl (Brazil),
Sr. Sec’d. Notes, 144A
7.250%	06/30/31(a)		271	249,277
Medco Bell Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.375%	01/30/27		254	246,572
Medco Laurel Tree Pte Ltd. (Indonesia),
Gtd. Notes, 144A
6.950%	11/12/28		295	287,477
MOL Hungarian Oil & Gas PLC (Hungary),
Sr. Unsec’d. Notes
1.500%	10/08/27	EUR	101	104,071
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)		523	483,033
6.350%	02/12/48		260	204,827
6.490%	01/23/27		81	82,170
6.500%	03/13/27		175	177,662
6.500%	06/02/41		189	156,142
6.700%	02/16/32		683	648,850
6.840%	01/23/30		225	223,571
6.950%	01/28/60		314	255,684
7.690%	01/23/50		916	800,761
Gtd. Notes, MTN
6.750%	09/21/47(a)		732	595,255
6.875%	08/04/26		81	84,691
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	203,816
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26	400	$376,711
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41	200	182,923
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31	244	225,574
3.300%	07/12/51	200	184,642
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
1.602%	06/17/26	200	188,066
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
3.500%	11/24/70	233	197,925
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30	200	183,117
Sr. Unsec’d. Notes, EMTN
4.250%	04/16/39	200	205,438
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	300	308,077
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	1,150	1,279,382
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30	271	219,292
4.000%	08/15/26	600	546,222
Uzbekneftegaz JSC (Uzbekistan),
Sr. Unsec’d. Notes, 144A
4.750%	11/16/28	222	181,064
			12,218,624
Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	150	145,201
5.000%	11/15/45	23	24,962
			170,163
Packaging & Containers — 0.1%
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.125%	11/01/25	200	185,191
3.875%	11/15/29	200	173,972
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	305	308,681
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (Peru),
Gtd. Notes, 144A
3.500%	08/02/28	355	319,445
			987,289

A21

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.1%
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30	215	$199,036
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	275	266,425
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	275	262,020
			727,481
Pipelines — 0.5%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47	200	212,000
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
2.742%	12/31/39	222	194,257
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29(a)	604	606,947
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	189	195,228
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
1.750%	09/30/27	486	466,862
2.160%	03/31/34(a)	394	363,199
2.625%	03/31/36	349	313,357
2.940%	09/30/40	295	266,826
3.250%	09/30/40	459	415,553
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	186	201,306
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	459	478,067
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	134	143,222
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	64	61,875
3.800%	09/15/30(a)	484	473,913
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	184	189,317
4.500%	05/15/30	173	181,294
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	400	437,974
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	284,683
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	282	281,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	57	$57,518
4.950%	04/15/52	93	94,649
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26	151	155,749
			6,075,356
Real Estate — 0.0%
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
5.600%	07/15/26	250	69,500
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.500%	02/01/24	200	51,422
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25	220	86,863
			207,785
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30	1,000	872,730
3.550%	07/15/27	189	187,672
3.800%	08/15/29	21	20,927
Boston Properties LP,
Sr. Unsec’d. Notes
2.450%	10/01/33	598	521,026
2.550%	04/01/32(a)	399	359,791
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	116	116,358
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	263	245,726
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27	500	455,848
2.150%	07/15/30(a)	488	428,502
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31(a)	525	484,335
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	220	199,997
3.875%	02/15/27(a)	322	314,264
			4,207,176
Retail — 0.1%
Grupo Axo SAPI de CV (Mexico),
Gtd. Notes, 144A
5.750%	06/08/26	200	188,384

A22

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		295	$263,896
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.875%	04/15/30		98	102,163
				554,443
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30		439	444,720
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		147	129,601
3.187%	11/15/36		96	84,358
3.469%	04/15/34		163	150,964
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25		20	19,430
				829,073
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30(a)		286	264,091
3.500%	07/01/29		70	68,885
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30		500	445,364
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		300	302,407
				1,080,747
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	09/15/53		98	86,648
CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A
5.125%	02/03/32		200	199,891
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		240	224,904
PPF Telecom Group BV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.250%	09/29/27	EUR	199	215,190
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42(a)		377	382,889
4.550%	03/15/52		377	379,039
Switch Ltd.,
Gtd. Notes, 144A
4.125%	06/15/29		180	177,078
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes
5.875%	04/15/27	200	$202,532
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	431	390,847
4.375%	04/15/40	34	34,289
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A
6.375%	09/20/28	277	244,469
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	83	77,480
2.550%	03/21/31(a)	423	393,017
4.272%	01/15/36	500	527,366
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28	200	189,668
			3,725,307
Transportation — 0.1%
Acu Petroleo Luxembourg Sarl (Brazil),
Sr. Sec’d. Notes
7.500%	07/13/35	250	231,083
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	225,252
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31	444	397,031
3.570%	01/21/32	200	189,684
Sr. Unsec’d. Notes, EMTN
2.800%	02/10/31	200	178,843
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	181	175,854
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
7.875%	07/15/26	200	55,000
8.250%	07/09/24	200	60,000
			1,512,747
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
3.375%	03/20/28	200	187,634
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
5.750%	10/10/24	200	201,512

Total Corporate Bonds (cost $103,531,847)			97,123,535

A23

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.1%
Florida — 0.1%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	$28,527
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	350,450
			378,977
Illinois — 0.0%
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	82,457
New Jersey — 0.0%
New Jersey Economic Development Authority,
Revenue Bonds, Series A
7.425%	02/15/29	176	206,323
Puerto Rico — 0.0%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth,
Taxable, Revenue Bonds, Series B
9.120%	06/01/22	100	102,269

Total Municipal Bonds (cost $817,838)			770,026
Residential Mortgage-Backed Securities — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40	4	3,633
Series 2014-10, Class KM
3.500%	09/25/43	11	11,200
Series 2014-35, Class CA
3.500%	06/25/44	7	6,625
Series 2017-33, Class LB
3.000%	05/25/39	13	12,631
Freddie Mac REMICS,
Series 4533, Class GA
3.000%	06/15/28	16	16,422
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	4	4,336
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	9	9,089
Series 2019-03, Class MA
3.500%	10/25/58	10	9,773
Series 2019-03, Class MV
3.500%	10/25/58	9	9,175
Series 2019-04, Class MA
3.000%	02/25/59	12	11,824
Series 2019-04, Class MV
3.000%	02/25/59	9	9,139

Total Residential Mortgage-Backed Securities (cost $106,186)			103,847
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 4.1%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	$393,183
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		200	200,876
9.125%	11/26/49		622	606,138
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
1.125%(cc)	07/09/35		256	78,337
2.000%(cc)	01/09/38		2,520	950,922
2.500%(cc)	07/09/41		2,038	722,781
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes
4.875%	01/19/32	EUR	100	96,523
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	184	177,601
6.875%	01/19/52	EUR	100	92,771
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		241	221,092
3.375%	08/20/50		203	179,837
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/29	BRL	855	167,994
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50(a)		465	389,669
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.750%	01/31/27		200	195,869
4.340%	03/07/42		297	305,804
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.125%	04/15/31		250	212,042
4.500%	01/28/26		200	199,889
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.000%	04/04/44		600	589,953
7.158%	03/12/45		625	620,005
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.750%	03/04/41	EUR	101	100,420
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		200	206,995
5.875%	01/30/60		900	768,738
5.950%	01/25/27		200	205,598
6.400%	06/05/49		450	422,923
6.500%	02/15/48		200	191,289
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		150	138,079
4.875%	09/23/32		484	438,955
5.300%	01/21/41		173	150,890
5.500%	02/22/29		309	306,218
5.875%	01/30/60		514	439,035
6.000%	02/22/33		369	360,199

A24

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
0.500%(cc)	07/31/40		945	$543,279
1.000%(cc)	07/31/35		918	600,836
5.000%(cc)	07/31/30		32	26,679
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40		363	208,803
1.000%(cc)	07/31/35		577	377,513
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28(a)		500	464,351
8.700%	03/01/49		400	341,038
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50		200	172,483
Sr. Unsec’d. Notes, 144A, MTN
5.800%	09/30/27		200	182,986
6.375%	04/11/31	EUR	100	94,768
7.053%	01/15/32		600	527,640
7.500%	02/16/61		271	214,729
8.500%	01/31/47		750	641,986
Sr. Unsec’d. Notes, EMTN
7.053%	01/15/32		200	175,880
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
8.250%	04/10/32		184	92,542
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50		200	89,615
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31(a)		372	320,522
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23		250	251,485
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
7.000%	11/24/31		200	191,878
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		270	284,336
Sr. Unsec’d. Notes
7.875%	02/11/35		515	358,891
8.750%	03/11/61		200	137,789
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		200	204,855
6.125%	06/01/50		632	662,069
Sr. Unsec’d. Notes, 144A
3.700%	10/07/33		200	185,065
4.650%	10/07/41		200	186,432
4.900%	06/01/30		200	204,120
6.125%	06/01/50		200	209,516
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	171	164,651
3.400%	09/18/29		200	204,402
3.550%	03/31/32		200	205,342
4.350%	01/11/48		609	627,903
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		200	$206,689
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	100	97,391
5.250%	03/22/30	EUR	250	255,515
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	285	277,565
6.625%	03/22/48	EUR	101	97,505
6.875%	10/17/40	EUR	402	404,692
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
7.375%	10/10/47		530	482,839
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30		370	345,964
Mexican Bonos (Mexico),
Bonds, Series M
5.750%	03/05/26	MXN	2,500	114,701
7.750%	05/29/31	MXN	2,300	112,043
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.450%	10/25/33	EUR	126	117,418
3.500%	02/12/34		256	238,288
3.750%	04/19/71		273	218,011
4.400%	02/12/52		200	184,208
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
1.500%	11/27/31	EUR	100	90,825
2.000%	09/30/30	EUR	121	116,969
4.000%	12/15/50		200	160,294
4.250%	12/11/22		200	202,523
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		256	221,862
4.000%	12/15/50		200	160,294
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38		420	366,909
7.875%	02/16/32		200	189,646
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		220	228,630
Sr. Unsec’d. Notes, 144A, MTN
6.125%	09/28/28		259	237,638
7.375%	09/28/33		325	295,655
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.250%	01/25/31		200	211,965
6.500%	03/08/47		400	393,232
6.750%	01/17/48		700	699,146
7.000%	01/25/51		416	427,156
Sr. Unsec’d. Notes, 144A
6.250%	01/25/31		221	234,221
7.000%	01/25/51(a)		400	410,727
Sr. Unsec’d. Notes, EMTN
6.000%	08/01/29		400	417,745
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		116	80,312

A25

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A, MTN
6.000%	04/08/26		200	$157,675
8.875%	04/08/51		200	140,042
Sr. Unsec’d. Notes, EMTN
7.375%	04/08/31		250	187,310
Panama Bonos del Tesoro (Panama),
Sr. Unsec’d. Notes
3.362%	06/30/31		271	254,386
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	01/19/63		457	440,021
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes
3.750%	04/17/26		158	159,319
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		200	208,636
5.400%	03/30/50		400	403,648
5.600%	03/13/48		200	205,057
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33		200	192,691
4.950%	04/28/31(a)		600	629,537
5.400%	03/30/50		400	403,648
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
1.200%	04/28/33	EUR	147	144,686
1.750%	04/28/41	EUR	232	218,254
3.556%	09/29/32		239	244,765
4.200%	03/29/47		253	265,318
Province of Santa Fe (Argentina),
Sr. Unsec’d. Notes
7.000%	03/23/23		150	139,870
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.750%	04/16/30		300	317,163
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		550	617,704
4.817%	03/14/49		300	356,254
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes
5.950%	07/07/32	EUR	153	149,052
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		200	200,762
8.250%	02/28/48		200	178,597
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32		200	194,386
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	2,693	168,388
Sr. Unsec’d. Notes, Series 2032
8.250%	03/31/32	ZAR	4,277	261,482
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		200	193,043
4.850%	09/30/29		200	195,504
5.750%	09/30/49		820	717,022
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of Uzbekistan International Bond (Uzbekistan),
Sr. Unsec’d. Notes
3.900%	10/19/31		200	$173,990
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31		200	173,990
Sr. Unsec’d. Notes, 144A, MTN
3.700%	11/25/30		246	213,664
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	02/07/34	EUR	45	46,565
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	302	277,545
2.000%	04/14/33	EUR	58	51,591
2.124%	07/16/31	EUR	85	80,376
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	200	168,613
2.750%	04/14/41	EUR	131	111,399
Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	274	256,362
2.124%	07/16/31	EUR	83	78,485
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		200	46,000
4.750%	05/27/26		200	44,000
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35		200	32,000
Rwanda International Government Bond (Rwanda),
Sr. Unsec’d. Notes, 144A
5.500%	08/09/31		200	182,739
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		434	399,645
3.250%	11/17/51		258	228,429
Sr. Unsec’d. Notes, EMTN
4.500%	10/26/46		910	958,597
4.625%	10/04/47		200	214,940
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		240	226,701
6.750%	03/13/48		200	172,576
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	102	96,027
3.125%	05/15/27	EUR	100	107,737
Sr. Unsec’d. Notes, 144A
3.125%	05/15/27	EUR	177	190,695
Sr. Unsec’d. Notes, 144A, MTN
2.050%	09/23/36	EUR	268	228,156
Sr. Unsec’d. Notes, EMTN
2.050%	09/23/36	EUR	167	142,172
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		350	166,256
7.550%	03/28/30		200	94,998
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	03/13/25		400	373,219

A26

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.250%	04/14/26		300	$269,847
5.250%	03/13/30		300	252,703
5.950%	01/15/31(a)		400	344,805
6.375%	10/14/25		267	261,253
6.500%	09/20/33		332	290,095
8.600%	09/24/27		200	204,742
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.010%(cc)	05/31/40		771	235,155
7.253%	03/15/33		400	165,000
7.375%	09/25/32		600	247,500
7.750%	09/01/25		225	95,625
Sr. Unsec’d. Notes, 144A
6.876%	05/21/29		420	172,200
7.253%	03/15/33		266	109,725
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	1,130	31,349
4.375%	01/23/31		172	186,997
4.975%	04/20/55(a)		662	775,728
5.100%	06/18/50		39	46,217
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		546	564,828

Total Sovereign Bonds (cost $51,517,845)				45,319,043
U.S. Government Agency Obligations — 1.6%
Federal Home Loan Mortgage Corp.
2.000%	02/01/42		149	139,314
2.000%	02/01/52		33	30,252
2.000%	02/01/52		66	61,427
2.000%	02/01/52		77	71,147
2.000%	03/01/52		623	578,687
2.500%	08/01/40		64	62,043
2.500%	10/01/51		73	69,950
2.500%	12/01/51		123	117,256
2.500%	03/01/52		59	56,438
3.000%	11/01/42		87	86,980
3.000%	11/01/46		204	202,653
3.000%	12/01/46		69	68,478
3.000%	02/01/50		29	28,312
3.000%	06/01/50		34	33,226
3.000%	01/01/52		100	97,922
3.500%	04/01/32		56	57,294
3.500%	08/01/32		100	101,355
3.500%	07/01/42		20	20,841
3.500%	08/01/46		95	97,554
3.500%	05/01/49		8	8,124
4.000%	01/01/40		186	194,711
4.500%	08/01/46		48	50,389
Federal National Mortgage Assoc.
1.500%	09/01/41		72	65,528
1.500%	02/01/42		25	22,492
2.000%	TBA		475	460,295
2.000%	TBA		875	849,810
2.000%	TBA		1,250	1,160,303
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	02/01/42	273	$255,046
2.000%	03/01/42	147	137,741
2.000%	04/01/42	244	229,148
2.000%	12/01/50	22	20,578
2.000%	01/01/51	15	14,085
2.000%	02/01/51	23	21,867
2.000%	03/01/52	38	35,498
2.000%	03/01/52	1,650	1,533,515
2.500%	TBA	100	98,824
2.500%	TBA	750	714,064
2.500%	TBA	1,525	1,454,945
2.500%	07/01/40	39	38,420
2.500%	03/01/42	125	120,491
2.500%	04/01/42	179	172,645
2.500%	08/01/46	90	86,526
2.500%	11/01/46	21	19,904
2.500%	02/01/50	11	10,412
2.500%	02/01/50	27	25,919
2.500%	07/01/50	24	23,398
2.500%	07/01/50	40	38,103
2.500%	10/01/50	127	122,001
2.500%	08/01/51	47	45,080
2.500%	12/01/51	98	94,231
2.500%	12/01/51	147	140,765
2.500%	01/01/52	124	118,446
2.500%	01/01/52	124	118,465
2.500%	01/01/52	124	119,044
2.500%	03/01/52	67	64,073
2.500%	03/01/52	156	149,697
3.000%	TBA	150	151,031
3.000%	TBA	400	391,250
3.000%	11/01/28	6	6,427
3.000%	09/01/32	94	94,823
3.000%	08/01/33	25	25,408
3.000%	11/01/46	95	93,966
3.000%	06/01/51	41	40,366
3.000%	12/01/51	100	98,114
3.000%	12/01/51	173	169,414
3.000%	01/01/52	99	97,678
3.500%	TBA	75	74,677
3.500%	TBA	1,001	999,143
3.500%	03/01/42	132	134,395
3.500%	03/01/46	4	4,178
3.500%	04/01/46	61	62,234
3.500%	06/01/46	140	142,462
3.500%	12/01/47	29	29,704
3.500%	05/01/49	28	28,632
4.000%	TBA	75	76,005
4.000%	TBA	450	457,573
4.000%	06/01/39	236	246,482
4.000%	03/01/45	140	146,548
4.000%	02/01/46	49	51,235
4.000%	04/01/46	48	50,344
5.000%	11/01/33	41	44,215
5.000%	06/01/40	42	45,076
5.000%	10/01/41	68	73,685

A27

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Government National Mortgage Assoc.
2.000%	01/20/52	348	$332,147
2.500%	08/20/51	72	69,577
2.500%	09/20/51	193	187,818
2.500%	11/20/51	295	286,214
3.000%	TBA	725	716,476
3.000%	06/20/46	87	86,870
3.000%	09/20/47	15	15,086
3.000%	11/20/51	147	145,268
3.000%	02/20/52	100	98,639
3.500%	TBA	250	251,367
3.500%	TBA	725	726,699
3.500%	01/15/42	86	88,020
3.500%	04/20/46	39	39,430
3.500%	05/20/46	98	99,738
4.000%	TBA	106	107,923
4.000%	TBA	200	203,164
4.500%	04/20/49	42	43,408
5.000%	06/20/48	25	26,129

Total U.S. Government Agency Obligations (cost $18,604,256)			18,174,750
U.S. Treasury Obligations — 1.8%
U.S. Treasury Bonds
1.125%	08/15/40	500	391,719
1.375%	11/15/40	1,450	1,185,148
1.750%	08/15/41	650	562,961
2.375%	11/15/49	1,450	1,416,469
2.500%	02/15/46	957	936,963
3.500%	02/15/39	633	724,785
U.S. Treasury Notes
0.125%	12/31/22	975	965,516
0.375%	10/31/23(k)	6,500	6,318,965
0.750%	12/31/23	8,300	8,085,043

Total U.S. Treasury Obligations (cost $21,574,814)			20,587,569

Total Long-Term Investments (cost $839,273,059)			984,946,031

	Shares
Short-Term Investments — 18.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	141,420,570	141,420,570
PGIM Institutional Money Market Fund (cost $67,808,954; includes $67,796,571 of cash collateral for securities on loan)(b)(wa)	67,866,114	67,805,035

Total Short-Term Investments (cost $209,229,524)		209,225,605

TOTAL INVESTMENTS—106.9% (cost $1,048,502,583)		1,194,171,636

Liabilities in excess of other assets(z) — (6.9)%		(77,563,990)

Net Assets — 100.0%		$1,116,607,646

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UTS	Unit Trust Security
XHKG	Hong Kong Stock Exchange
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $30 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,460,455; cash collateral of $67,796,571 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A28

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
47	2 Year U.S. Treasury Notes	Jun. 2022	$9,960,328	$(122,072)
33	5 Year U.S. Treasury Notes	Jun. 2022	3,784,688	(152)
5	10 Year U.S. Treasury Notes	Jun. 2022	614,375	(16,748)
47	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	8,324,875	(315,539)
421	Mini MSCI EAFE Index	Jun. 2022	45,139,620	2,868,888
294	S&P 500 E-Mini Index	Jun. 2022	66,602,025	4,154,775
				6,569,152
Short Positions:
10	10 Year Euro-Bund	Jun. 2022	1,755,176	76,973
59	10 Year U.S. Ultra Treasury Notes	Jun. 2022	7,992,656	154,659
				231,632
				$6,800,784
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/22	Citibank, N.A.	BRL	284	$55,635	$59,103	$3,468	$—
Expiring 05/03/22	Goldman Sachs International	BRL	686	134,966	142,865	7,899	—
Chilean Peso,
Expiring 04/26/22	Barclays Bank PLC	CLP	22,473	27,958	28,429	471	—
Expiring 04/26/22	Citibank, N.A.	CLP	177,673	221,096	224,758	3,662	—
Expiring 04/26/22	Goldman Sachs International	CLP	43,811	54,396	55,421	1,025	—
Expiring 04/26/22	Goldman Sachs International	CLP	28,974	36,017	36,652	635	—
Czech Koruna,
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	CZK	3,463	153,663	156,797	3,134	—
Expiring 04/08/22	Morgan Stanley & Co. International PLC	CZK	3,807	175,066	172,372	—	(2,694)
Expiring 07/15/22	BNP Paribas S.A.	CZK	3,464	155,335	155,059	—	(276)
Expiring 07/15/22	Goldman Sachs International	CZK	1,157	51,522	51,791	269	—
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	CZK	1,135	51,145	50,806	—	(339)
Euro,
Expiring 04/08/22	Barclays Bank PLC	EUR	107	118,011	118,395	384	—
Expiring 04/08/22	Goldman Sachs International	EUR	318	365,654	351,865	—	(13,789)
Expiring 04/08/22	Goldman Sachs International	EUR	126	144,273	139,418	—	(4,855)
Expiring 04/08/22	HSBC Bank PLC	EUR	121	134,530	133,672	—	(858)
Expiring 04/08/22	HSBC Bank PLC	EUR	93	102,919	103,168	249	—
Expiring 04/08/22	HSBC Bank PLC	EUR	40	46,083	44,551	—	(1,532)
Expiring 04/08/22	HSBC Bank PLC	EUR	23	26,233	25,687	—	(546)
A29

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	EUR	96	$107,856	$105,882	$—	$(1,974)
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	EUR	92	104,697	101,850	—	(2,847)
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	EUR	78	85,342	86,595	1,253	—
Expiring 04/08/22	Morgan Stanley & Co. International PLC	EUR	5,548	6,150,296	6,139,054	—	(11,242)
Expiring 04/08/22	Morgan Stanley & Co. International PLC	EUR	165	188,366	182,144	—	(6,222)
Expiring 04/08/22	Morgan Stanley & Co. International PLC	EUR	11	11,533	11,694	161	—
Expiring 04/08/22	State Street Bank & Trust Company	EUR	134	153,808	148,270	—	(5,538)
Hungarian Forint,
Expiring 04/08/22	State Street Bank & Trust Company	HUF	36,466	115,149	109,690	—	(5,459)
Indian Rupee,
Expiring 06/15/22	Barclays Bank PLC	INR	15,379	198,856	200,548	1,692	—
Kazakhstani Tenge,
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	KZT	97,794	219,762	204,104	—	(15,658)
Mexican Peso,
Expiring 04/08/22	BNP Paribas S.A.	MXN	2,103	102,056	105,586	3,530	—
Expiring 04/08/22	Brown Brothers Harriman & Co.	MXN	392	19,677	19,686	9	—
Expiring 04/08/22	Goldman Sachs International	MXN	2,281	109,743	114,523	4,780	—
Polish Zloty,
Expiring 04/08/22	Goldman Sachs International	PLN	656	153,085	156,020	2,935	—
Expiring 07/15/22	BNP Paribas S.A.	PLN	221	51,512	52,040	528	—
Expiring 07/15/22	Goldman Sachs International	PLN	651	153,541	153,292	—	(249)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	PLN	221	52,046	52,039	—	(7)
Russian Ruble,
Expiring 04/25/22	Citibank, N.A.	RUB	4,275	58,646	50,423	—	(8,223)
Expiring 04/25/22	Goldman Sachs International	RUB	25,014	342,913	295,038	—	(47,875)
South African Rand,
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	ZAR	7,149	489,397	488,756	—	(641)
				$10,922,783	$10,828,043	36,084	(130,824)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	558	$106,428	$116,125	$—	$(9,697)
Chilean Peso,
Expiring 04/26/22	Barclays Bank PLC	CLP	107,338	131,140	135,784	—	(4,644)
Czech Koruna,
Expiring 04/08/22	BNP Paribas S.A.	CZK	3,464	157,078	156,842	236	—
Expiring 04/08/22	Goldman Sachs International	CZK	1,007	46,347	45,595	752	—
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	CZK	1,793	82,544	81,183	1,361	—
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	CZK	1,006	46,296	45,549	747	—
Euro,
Expiring 04/08/22	Goldman Sachs International	EUR	6,415	7,297,286	7,098,123	199,163	—
Expiring 04/08/22	Goldman Sachs International	EUR	100	110,741	110,322	419	—
Expiring 04/08/22	Goldman Sachs International	EUR	23	25,616	25,519	97	—
Expiring 04/08/22	HSBC Bank PLC	EUR	146	163,815	161,102	2,713	—
Expiring 04/08/22	HSBC Bank PLC	EUR	145	165,445	160,073	5,372	—
Expiring 04/08/22	HSBC Bank PLC	EUR	99	112,989	109,835	3,154	—
Expiring 04/08/22	HSBC Bank PLC	EUR	25	27,294	27,270	24	—
Expiring 07/15/22	Morgan Stanley & Co. International PLC	EUR	5,548	6,175,594	6,165,804	9,790	—
Hungarian Forint,
Expiring 04/08/22	HSBC Bank PLC	HUF	1	3	3	—	—
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	HUF	36,465	113,004	109,687	3,317	—
A30

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/15/22	Barclays Bank PLC	INR	15,411	$199,271	$200,966	$—	$(1,695)
Kazakhstani Tenge,
Expiring 05/03/22	Citibank, N.A.	KZT	49,530	108,666	103,373	5,293	—
Expiring 05/03/22	Merrill Lynch International	KZT	48,264	105,726	100,731	4,995	—
Mexican Peso,
Expiring 04/08/22	Goldman Sachs International	MXN	4,776	230,603	239,795	—	(9,192)
Polish Zloty,
Expiring 04/08/22	Goldman Sachs International	PLN	651	155,052	154,831	221	—
Expiring 04/08/22	UBS AG	PLN	5	1,171	1,189	—	(18)
Russian Ruble,
Expiring 04/25/22	Goldman Sachs International	RUB	6,686	87,037	78,861	8,176	—
Expiring 04/25/22	Goldman Sachs International	RUB	4,018	51,401	47,392	4,009	—
Expiring 04/25/22	JPMorgan Chase Bank, N.A.	RUB	18,584	227,105	219,197	7,908	—
South African Rand,
Expiring 04/08/22	BNP Paribas S.A.	ZAR	2,480	164,066	169,532	—	(5,466)
Expiring 04/08/22	HSBC Bank PLC	ZAR	1,706	111,932	116,626	—	(4,694)
Expiring 04/08/22	State Street Bank & Trust Company	ZAR	2,963	188,733	202,597	—	(13,864)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	ZAR	7,149	483,359	482,750	609	—
				$16,875,742	$16,666,656	258,356	(49,270)
						$294,440	$(180,094)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A31